Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000206932 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206932 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206932 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206932 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206932 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206932 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206932 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000206932 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000206932 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000206932 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000206932 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000244274 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244274 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244274 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244274 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244274 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000244274 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000244274 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244274 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244274 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000244274 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000244274 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206947 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206947 | Materials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000206947 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000206947 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206947 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206947 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000206947 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206947 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206947 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206947 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000206947 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225339 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000225339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000225339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000225339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000225339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225339 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000225339 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196718 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196718 | Materials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000196718 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000196718 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000196718 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000196718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196718 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196718 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196718 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196718 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000196718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196717 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196717 | Materials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000196717 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000196717 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000196717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000196717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196717 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196717 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000196717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196719 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196719 | Materials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000196719 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000196719 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000196719 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000196719 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196719 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196719 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196719 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196719 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000196719 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206944 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206944 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206944 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206944 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206944 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000206944 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000206944 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000206944 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206944 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000206944 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000206944 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206943 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206943 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206943 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206943 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206943 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000206943 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000206943 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000206943 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206943 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000206943 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000206943 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161067 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000161067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000161067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000161067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000161067 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000161067 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161065 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161065 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161065 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161065 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161065 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000161065 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000161065 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000161065 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161065 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000161065 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000161065 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161066 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161066 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161066 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161066 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161066 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000161066 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000161066 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000161066 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161066 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000161066 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000161066 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206945 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206945 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206945 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206945 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206945 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000206945 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000206945 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206945 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000206945 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000206945 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206946 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206946 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206946 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206946 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206946 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000206946 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000206946 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206946 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000206946 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000206946 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000196715 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196715 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196715 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000196715 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000196715 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000196715 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000196715 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196715 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000196715 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000196715 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000196714 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196714 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196714 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000196714 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000196714 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000196714 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000196714 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196714 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000196714 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000196714 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000196716 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196716 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196716 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000196716 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000196716 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000196716 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000196716 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196716 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000196716 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000196716 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206937 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206937 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206937 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206937 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000206937 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000206937 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000206937 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000206937 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000225341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000225341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225341 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000225341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000225341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000225341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000225341 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000206938 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206938 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206938 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206938 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206938 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000206938 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000206938 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000206938 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206938 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000206938 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000206936 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206936 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206936 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206936 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206936 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000206936 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000206936 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000206936 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206936 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000206936 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000206942 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206942 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000206942 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206942 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206942 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206942 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206942 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000206942 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000225342 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225342 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000225342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000225342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000225342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000225342 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000206939 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206939 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000206939 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206939 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206939 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206939 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206939 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000206939 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000206941 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206941 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000206941 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206941 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206941 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206941 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206941 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000206941 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%